Deferred Tax Assets and Liabilities - Summary of Deferred Tax Assets and Liabilities by Type of Temporary Difference (Detail) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Deferred Taxes [Line Items]
Assets		$ (1,216)	$ (1,261)	[1]
Liabilities		13,107	14,703	[1]
Net			(13,442)		$ (10,780)	$ (11,643)
Netting by taxable entity, Assets		(2,509)	(2,758)
Netting by taxable entity, Liabilities		2,509	2,758
Netting by taxable entity, Net		0	0
Net deferred tax assets/(liabilities), Assets		1,216	1,261
Net deferred tax assets/(liabilities), Liabilities		(13,107)	(14,703)
Net deferred tax assets/(liabilities), Net		(11,891)	(13,442)
Previously stated [member]
Disclosure Of Deferred Taxes [Line Items]
Assets	[2]		(1,261)
Liabilities	[2]		16,678
Net		(11,891)	(15,417)		$ (10,780)	$ (11,643)
Net deferred tax assets/(liabilities), Assets			1,261
Net deferred tax assets/(liabilities), Liabilities			(16,678)
Net deferred tax assets/(liabilities), Net			(15,417)
Adjustments [Member]
Disclosure Of Deferred Taxes [Line Items]
Net			1,975
Net deferred tax assets/(liabilities), Liabilities			1,975
Net deferred tax assets/(liabilities), Net			1,975
Property, Plant and Equipment [Member]
Disclosure Of Deferred Taxes [Line Items]
Assets		324	533
Liabilities		(2,586)	(4,017)
Net		(2,262)	(3,484)
Intangibles [Member]
Disclosure Of Deferred Taxes [Line Items]
Assets		113	200
Liabilities		(11,387)	(14,863)
Net		(11,274)	(14,663)
Inventory [Member]
Disclosure Of Deferred Taxes [Line Items]
Assets		114	145
Liabilities		(63)	(95)
Net		51	50
Trades and Other Receivables [Member]
Disclosure Of Deferred Taxes [Line Items]
Assets		148	74
Liabilities		(62)	(59)
Net		86	15
Interest Bearing Loans and Borrowings [Member]
Disclosure Of Deferred Taxes [Line Items]
Assets		431	322
Liabilities		(646)	(456)
Net		(215)	(134)
Employee Benefits [Member]
Disclosure Of Deferred Taxes [Line Items]
Assets		663	704
Liabilities		(10)	(22)
Net		653	682
Provisions [Member]
Disclosure Of Deferred Taxes [Line Items]
Assets		562	578
Liabilities		(17)	(234)
Net		545	344
Derivatives [member]
Disclosure Of Deferred Taxes [Line Items]
Assets		40	42
Liabilities		(49)	(30)
Net		(9)	12
Other Items [Member]
Disclosure Of Deferred Taxes [Line Items]
Assets		200	147
Liabilities		(796)	(1,119)
Net		(596)	(972)
Loss Carry Forwards [Member]
Disclosure Of Deferred Taxes [Line Items]
Assets		1,130	1,278
Net		1,130	1,278
Deferred Tax Reclassified as Held for Sale [Member]
Disclosure Of Deferred Taxes [Line Items]
Assets			(4)
Liabilities			1,459
Net			1,455
Gross Deferred Tax Assets/(Liabilities) [Member]
Disclosure Of Deferred Taxes [Line Items]
Assets		3,725	4,019
Liabilities		(15,616)	(19,436)
Net		$ (11,891)	$ (15,417)

[1]	2016 as reported, adjusted to reflect the opening balance sheet adjustments related to the final allocation of the SAB purchase price to the individual assets acquired and liabilities assumed as required by IFRS 3 Business Combinations, which requires retrospective application of post-acquisition adjustments (see also Note 6 Acquisitions and disposals of subsidiaries).
[2]	2016 amounts previously reported.